UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08518
GAMCO Gold Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Gold Fund, Inc.
Third Quarter Report
September 30, 2009
To Our Shareholders,
     The GAMCO Gold Fund’s (the “Fund”) (Class AAA) total return was 18.0% for the third quarter of 2009, compared with increases of 19.1% for both the Philadelphia Gold and Silver Index (“XAU”) and the Lipper Gold Fund Average, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

												Since
			Year to									Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	(7/11/94)
GAMCO Gold Fund Class AAA	18.02%		44.88%		34.66%		14.03%		17.42%		18.76%	9.16%
Philadelphia Gold and Silver Index	19.14		34.11		27.18		9.81		11.31		8.94	3.68
Lipper Gold Fund Average	19.10		40.71		32.80		11.46		15.38		16.23	5.40
S&P 500 Index	15.59		19.27		(6.91)		(5.43)		1.01		(0.15)	7.75
Class A	18.07		44.91		34.74		14.05		17.43		18.77	9.17
	11.28	(b)	36.57	(b)	26.99	(b)	11.82	(b)	16.05	(b)	18.07 (b)	8.75 (b)
Class B	17.82		44.11		33.71		13.17		16.53		18.15	8.80
	12.82	(c)	39.11	(c)	28.71	(c)	12.39	(c)	16.32	(c)	18.15	8.80
Class C	17.84		44.08		33.74		13.20		16.54		18.17	8.81
	16.84	(d)	43.08	(d)	32.74	(d)	13.20		16.54		18.17	8.81
Class I Shares	18.10		45.15		35.06		14.22		17.54		18.82	9.20
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.44%, 1.44%, 2.19%, 2.19%, and 1.20%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 23, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Philadelphia Gold and Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Gold Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO Gold Fund, Inc.
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.8%
	METALS AND MINING — 99.8%
	Australia — 13.4%
500,000	Andean Resources Ltd.†	$1,012,095
3,569,000	Centamin Egypt Ltd.†	5,466,922
1,010,000	Kingsgate Consolidated Ltd.	7,246,994
8,800,000	Lihir Gold Ltd.†	21,954,145
790,250	Newcrest Mining Ltd.	22,240,190
10,000,000	PanAust Ltd.†	4,307,218
700,000	Silver Lake Resources Ltd.†	541,891
1,093,333	Sino Gold Mining Ltd.†	6,486,470
51,525,000	Tanami Gold NL†	3,001,599

		72,257,524

	Latin America — 1.7%
264,800	Compania de Minas Buenaventura SA, ADR	9,323,608

	North America — 53.4%
381,000	Agnico-Eagle Mines Ltd., New York	25,850,850
291,231	Agnico-Eagle Mines Ltd., Toronto	19,696,480
49,800	Anatolia Minerals Development Ltd., New York†	115,387
330,000	Anatolia Minerals Development Ltd., Toronto†	752,067
950,000	Axmin Inc.†	133,097
2,300,000	Axmin Inc.† (a)(b)	322,234
225,000	Banro Corp.†	601,037
125,000	Banro Corp.† (a)	333,909
302,400	Barrick Gold Corp., New York	11,460,960
182,661	Barrick Gold Corp., Toronto	6,916,431
200,900	Comaplex Minerals Corp.†	921,327
100,000	Detour Gold Corp.†	1,235,698
754,900	Eldorado Gold Corp., New York†	8,605,860
145,000	Eldorado Gold Corp., Toronto†	1,646,850
467,500	Eldorado Gold Corp., Toronto† (a)	5,309,672
125,000	Franco-Nevada Corp., New York	3,279,550
155,000	Franco-Nevada Corp., Toronto	4,066,642
473,000	Franco-Nevada Corp., Toronto (c)	12,409,816
279,500	Freeport-McMoRan Copper & Gold Inc.	19,176,495
25,000	Gammon Gold Inc., New York†	212,750
225,000	Gammon Gold Inc., Toronto†	1,924,999
348,150	Goldcorp Inc., New York	14,054,816
695,058	Goldcorp Inc., Toronto	27,902,296
1,500,000	Golden Queen Mining Co. Ltd.†	1,162,845
1,500,000	Golden Queen Mining Co. Ltd.† (a)(b)	1,162,845
500,000	Golden Queen Mining Co. Ltd.† (d)	372,671
619,200	Great Basin Gold Ltd.†	948,478
452,000	IAMGOLD Corp., New York	6,391,280
54,000	IAMGOLD Corp., Toronto	763,107
100,000	International Tower Hill Mines Ltd.†	403,493
200,000	Keegan Resources Inc.† (d)	707,981
300,000	Keegan Resources Inc.† (c)(d)	1,022,183
1,165,000	Kinross Gold Corp., New York	25,280,500
610,949	Kinross Gold Corp., Toronto	13,312,885
1,800,000	Nayarit Gold Inc.† (a)(b)(d)	924,672
610,071	Newmont Mining Corp.	26,855,325
200,000	Odyssey Resources Ltd.† (a)(b)	39,229
500,000	Odyssey Resources Ltd.† (a)(b)	98,071
395,000	Osisko Mining Corp.† (d)	2,936,721
120,000	Osisko Mining Corp.† (a)(b)(d)	903,376
535,000	Red Back Mining Inc.†	6,011,348
250,000	Romarco Minerals Inc.†	256,853
150,000	Royal Gold Inc.	6,840,000
700,000	SEMAFO Inc.†	1,856,815
600,000	SEMAFO Inc.† (a)	1,591,557
4,100,000	Wesdome Gold Mines Ltd.	7,850,371
1,109,390	Yamana Gold Inc., New York	11,881,567
243,444	Yamana Gold Inc., Toronto	2,607,285

		289,110,681

	South Africa — 13.3%
319,000	AngloGold Ashanti Ltd., ADR	13,002,440
1,918,249	Gold Fields Ltd., ADR	26,433,471
200,000	Harmony Gold Mining Co. Ltd	2,167,666
1,131,326	Harmony Gold Mining Co. Ltd., ADR	12,376,706
170,000	Impala Platinum Holdings Ltd.	3,980,876
456,000	Impala Platinum Holdings Ltd., ADR	10,825,440
309,609	Witwatersrand Consolidated Gold Resources Ltd.†	2,877,605

		71,664,204

	United Kingdom — 18.0%
37,500	Avnel Gold Mining Ltd.†	4,378
300,000	Avnel Gold Mining Ltd.† (a)(b)	35,026
500,000	Avnel Gold Mining Ltd.† (a)(b)(d)	68,883
1,091,000	Cluff Gold plc†	1,219,780
1,445,500	Fresnillo plc	17,890,364
158,500	Gem Diamonds Ltd.†	603,441
2,090,152	Hochschild Mining plc	10,494,243
962,200	Randgold Resources Ltd., ADR	67,238,536

		97,554,651

	TOTAL COMMON STOCKS	539,910,668

	WARRANTS — 0.2%
	North America — 0.2%
500,000	Axmin Inc., expire 06/19/10† (a)(b)(d)	1,468
62,500	Franco-Nevada Corp., expire 03/13/12† (b)(c)(d)	154,833
87,500	Franco-Nevada Corp., expire 06/16/17† (c)	506,702
4,900	Goldcorp Inc., expire 06/09/11†	40,866
384,600	Great Basin Gold Ltd., expire 10/15/10†	145,485
50,015	Kinross Gold Corp., expire 09/03/13†	238,245
1,800,000	Nayarit Gold Inc., expire 07/25/10† (a)(b)(d)	130,120
495,000	New Gold Inc., expire 04/03/12† (a)(d)	18,493
60,000	Osisko Mining Corp., expire 11/15/09† (a)(b)(d)	37,623

	TOTAL WARRANTS	1,273,835

See accompanying notes to schedule of investments.

GAMCO Gold Fund, Inc.
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

			Market
Shares			Value
		GOLD BULLION — 0.0%
		North America — 0.0%
1	(e)	Gold Bullion†	$725

		TOTAL INVESTMENTS — 100.0% (Cost $275,679,636)	$541,185,228

		Aggregate book cost	$275,679,636

		Gross unrealized appreciation	$277,364,809
		Gross unrealized depreciation	(11,859,217)

		Net unrealized appreciation/depreciation	$265,505,592

(a)	At September 30, 2009, the Fund held investments in restricted securities amounting to $10,977,178 or 2.03% of total investments, which were valued under methods approved by the Board of Directors, as follows (except as noted in (b), these securities are liquid):

				09/30/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
800,000	Avnel Gold Mining Ltd.	11/23/05	$426,106	$0.1299
2,300,000	Axmin Inc.	12/20/02	882,895	0.1401
500,000	Axmin Inc., Warrants expire 06/19/10	06/26/08	—	0.0029
125,000	Banro Corp.	01/14/04	285,345	2.6713
467,500	Eldorado Gold Corp., Toronto	02/25/03	1,040,162	11.3576
1,500,000	Golden Queen Mining Co. Ltd.	05/24/02	656,888	0.7752
1,800,000	Nayarit Gold Inc.	07/14/08	998,020	0.5137
1,800,000	Nayarit Gold Inc., Warrants expire 07/25/10	07/14/08	—	0.0723
495,000	New Gold Inc., Warrants expire 04/03/12	03/09/07	108,702	0.0374
500,000	Odyssey Resources Ltd.	10/20/05	244,242	0.1961
200,000	Odyssey Resources Ltd.	10/23/06	177,352	0.1961
120,000	Osisko Mining Corp.	10/30/07	817,996	7.5281
60,000	Osisko Mining Corp., Warrants expire 11/15/09	10/30/07	—	0.6271
600,000	SEMAFO Inc.	12/07/05	970,533	2.6526

(b)	Illiquid security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $14,093,534 or 2.60% of total investments.

(d)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $7,279,024 or 1.35% of total investments.

(e)	Share amount reported in ounces.

†	Non-income producing security.

ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	53.7%	$290,385,240
Europe	18.0	97,554,651
Asia/Pacific	13.4	72,257,524
South Africa	13.2	71,664,205
Latin America	1.7	9,323,608

	100.0%	$541,185,228

See accompanying notes to schedule of investments.

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining
Australia	$5,466,922	$66,790,602	$72,257,524
Latin America	9,323,608	—	9,323,608
North America	286,791,155	2,319,526	289,110,681
South Africa	62,638,057	9,026,147	71,664,204
United Kingdom	67,346,823	30,207,828	97,554,651

Total Common Stocks	431,566,565	108,344,103	539,910,668

Warrants
North America	424,596	849,239	1,273,835

Gold Bullion
North America	725	—	725

TOTAL INVESTMENTS IN SECURITIES	$431,991,886	$109,193,342	$541,185,228

There were no Level 3 investments held at September 30, 2009.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net Change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining
North America	$761,847	$—	$—	$—	$—	$(761,847)	$—	$—
Warrants
North America	528,233	—	—	—	—	(528,233)	—	—

TOTAL INVESTMENTS IN SECURITIES	$1,290,080	$—	$—	$—	$—	$(1,290,080)	$—	$—

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $10,019,216, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Gold Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and Chief	Chairman
Executive Officer	BALMAC International, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Salvatore J. Zizza
Chief Executive Officer	Chairman
Cerutti Consultants, Inc.	Zizza & Co., Ltd.

Anthony J. Colavita	Daniel E. Zucchi
President	President
Anthony J. Colavita, P.C.	Daniel E. Zucchi Associates

Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q309SR
GAMCO
GAMCO Gold Fund, Inc.
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) GAMCO Gold Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/25/09

*	Print the name and title of each signing officer under his or her signature.